Third Quarter Report
September 30, 2025 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Acorn® Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 0.5%
Media 0.5%
NIQ Global Intelligence PLC(a),(b)	867,984	13,627,349
Total Communication Services		13,627,349
Consumer Discretionary 15.1%
Automobile Components 3.6%
Dorman Products, Inc.(a)	240,485	37,486,802
Modine Manufacturing Co.(a)	380,225	54,052,786
Total		91,539,588
Diversified Consumer Services 1.5%
Bright Horizons Family Solutions, Inc.(a)	349,920	37,990,814
Hotels, Restaurants & Leisure 4.3%
Churchill Downs, Inc.	469,564	45,552,404
Portillo’s, Inc., Class A(a)	1,646,079	10,617,209
Wingstop, Inc.	174,160	43,832,589
Xponential Fitness, Inc., Class A(a)	1,228,137	9,567,187
Total		109,569,389
Household Durables 4.0%
Cavco Industries, Inc.(a)	77,013	44,723,760
SharkNinja, Inc.(a)	119,162	12,291,560
TopBuild Corp.(a)	116,923	45,700,524
Total		102,715,844
Specialty Retail 1.7%
Five Below, Inc.(a)	271,597	42,016,056
Total Consumer Discretionary		383,831,691
Consumer Staples 4.3%
Consumer Staples Distribution & Retail 2.5%
BJ’s Wholesale Club Holdings, Inc.(a)	422,303	39,379,754
Sprouts Farmers Market, Inc.(a)	209,221	22,763,245
Total		62,142,999
Household Products 1.0%
WD-40 Co.	133,886	26,455,874
Personal Care Products 0.8%
elf Beauty, Inc.(a)	143,790	19,049,299
Total Consumer Staples		107,648,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.5%
Energy Equipment & Services 0.8%
TechnipFMC PLC	492,942	19,446,562
Oil, Gas & Consumable Fuels 0.7%
Antero Resources Corp.(a)	288,538	9,683,335
EQT Corp.	151,517	8,247,070
Total		17,930,405
Total Energy		37,376,967
Financials 9.5%
Banks 1.5%
Lakeland Financial Corp.	193,014	12,391,499
Western Alliance Bancorp	291,874	25,311,313
Total		37,702,812
Capital Markets 6.4%
Blue Owl Capital, Inc.	1,570,499	26,588,548
Carlyle Group, Inc. (The)	959,205	60,142,153
GCM Grosvenor, Inc., Class A(c)	4,540,494	54,803,763
Miami International Holdings, Inc.(a)	167,808	6,755,950
StoneX Group, Inc.(a)	140,691	14,198,536
Total		162,488,950
Insurance 1.6%
Ryan Specialty Holdings, Inc., Class A	719,985	40,578,355
Total Financials		240,770,117
Health Care 19.1%
Biotechnology 6.2%
Absci Corp.(a),(b)	2,566,842	7,803,200
BridgeBio Pharma, Inc.(a)	283,462	14,723,016
Exact Sciences Corp.(a)	904,095	49,463,037
Insmed, Inc.(a)	330,403	47,581,336
Neurocrine Biosciences, Inc.(a)	35,376	4,966,083
Nuvalent, Inc., Class A(a)	174,598	15,099,235
Revolution Medicines, Inc.(a)	247,625	11,564,088
Vaxcyte, Inc.(a)	153,523	5,529,899
Total		156,729,894

Columbia Acorn® Fund | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.3%
Glaukos Corp.(a)	304,175	24,805,471
iRhythm Technologies, Inc.(a)	80,867	13,908,315
Masimo Corp.(a)	308,953	45,586,015
Penumbra, Inc.(a)	100,845	25,546,056
Total		109,845,857
Health Care Providers & Services 4.4%
Alignment Healthcare, Inc.(a)	1,594,751	27,828,405
Encompass Health Corp.	198,583	25,224,013
HealthEquity, Inc.(a)	456,859	43,296,527
Pennant Group, Inc. (The)(a)	459,728	11,594,340
RadNet, Inc.(a)	53,124	4,048,580
Total		111,991,865
Health Care Technology 0.7%
Doximity, Inc., Class A(a)	175,784	12,858,600
Phreesia, Inc.(a)	240,781	5,663,169
Total		18,521,769
Life Sciences Tools & Services 3.2%
Adaptive Biotechnologies Corp.(a)	1,562,712	23,378,171
BioLife Solutions, Inc.(a)	696,462	17,766,746
Bio-Techne Corp.	528,687	29,410,858
DNA Script(a),(d),(e),(f)	1,139	92,898
ICON PLC(a)	58,336	10,208,800
Total		80,857,473
Pharmaceuticals 0.3%
Crinetics Pharmaceuticals, Inc.(a)	148,722	6,194,271
Total Health Care		484,141,129
Industrials 27.5%
Aerospace & Defense 8.1%
Aerovironment, Inc.(a)	140,637	44,285,185
Axon Enterprise, Inc.(a)	18,358	13,174,435
Curtiss-Wright Corp.	87,356	47,429,067
Karman Holdings, Inc.(a)	197,478	14,257,911
Kratos Defense & Security Solutions, Inc.(a)	325,294	29,722,113
Moog, Inc., Class A	90,237	18,739,518
VSE Corp.	230,710	38,353,230
Total		205,961,459
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.1%
Janus International Group, Inc.(a)	2,893,952	28,563,306
Commercial Services & Supplies 0.4%
Healthcare Services Group, Inc.(a)	576,253	9,698,338
Construction & Engineering 4.0%
MasTec, Inc.(a)	127,639	27,162,856
MYR Group, Inc.(a)	80,773	16,803,207
Sterling Infrastructure, Inc.(a)	168,013	57,070,656
Total		101,036,719
Electrical Equipment 1.2%
Bloom Energy Corp., Class A(a)	354,234	29,957,569
Machinery 4.7%
Esab Corp.	266,095	29,733,455
Mueller Water Products, Inc., Class A	1,271,817	32,456,770
SPX Technologies, Inc.(a)	309,379	57,785,810
Total		119,976,035
Marine Transportation 1.1%
Matson, Inc.	267,425	26,365,431
Professional Services 3.5%
Parsons Corp.(a)	642,897	53,309,019
Paylocity Holding Corp.(a)	196,297	31,264,223
Willdan Group, Inc.(a)	51,301	4,960,294
Total		89,533,536
Trading Companies & Distributors 3.4%
Applied Industrial Technologies, Inc.	111,988	29,234,467
FTAI Aviation Ltd.	283,710	47,339,851
McGrath Rentcorp	84,475	9,908,918
Total		86,483,236
Total Industrials		697,575,629
Information Technology 17.1%
Electronic Equipment, Instruments & Components 3.8%
Celestica, Inc.(a)	203,235	50,073,039
Coherent Corp.(a)	247,782	26,691,077
Ingram Micro Holding Corp.(b)	963,186	20,698,867
Total		97,462,983
IT Services 0.5%
Globant SA(a)	200,049	11,478,812
Columbia Acorn® Fund | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.1%
Credo Technology Group Holding Ltd.(a)	86,852	12,646,520
Lattice Semiconductor Corp.(a)	363,780	26,672,350
Marvell Technology, Inc.	161,778	13,600,676
Rigetti Computing, Inc.(a),(b)	296,688	8,838,336
Semtech Corp.(a)	240,774	17,203,302
Total		78,961,184
Software 9.4%
Alkami Technology, Inc.(a)	551,588	13,701,446
Braze, Inc., Class A(a)	332,711	9,462,301
Clearwater Analytics Holdings, Inc., Class A(a)	719,319	12,962,128
D-Wave Quantum, Inc.(a)	201,938	4,989,888
Dynatrace, Inc.(a)	510,994	24,757,659
Gen Digital, Inc.	803,856	22,821,472
Gitlab, Inc., Class A(a)	406,298	18,315,914
Monday.com Ltd.(a)	104,485	20,237,700
SailPoint, Inc.(a),(b)	734,703	16,222,242
Sprout Social, Inc., Class A(a)	555,500	7,177,060
SPS Commerce, Inc.(a)	109,588	11,412,494
Unity Software, Inc.(a)	177,280	7,098,291
Varonis Systems, Inc.(a)	263,448	15,140,357
Vertex, Inc.(a)	381,861	9,466,334
Workiva, Inc., Class A(a)	154,732	13,319,331
Zeta Global Holdings Corp., Class A(a)	895,992	17,803,361
Zscaler, Inc.(a)	45,639	13,676,183
Total		238,564,161
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.3%
IonQ, Inc.(a)	128,665	7,912,897
Total Information Technology		434,380,037
Real Estate 1.7%
Real Estate Management & Development 1.7%
Colliers International Group, Inc.	271,812	42,459,752
Total Real Estate		42,459,752
Total Common Stocks (Cost $1,939,073,523)		2,441,810,843

Exchange-Traded Equity Funds 2.1%
	Shares	Value ($)
Sector 2.1%
SPDR S&P Biotech ETF(b)	543,158	54,424,431
Total Exchange-Traded Equity Funds (Cost $46,309,359)		54,424,431

Money Market Funds 5.0%

Columbia Short-Term Cash Fund, 4.265%(c),(g)	46,824,516	46,810,469
Dreyfus Government Cash Management Fund, Institutional Shares, 4.041%(g),(h)	78,755,758	78,755,758
Total Money Market Funds (Cost $125,560,562)		125,566,227
Total Investments in Securities (Cost: $2,110,943,444)		2,621,801,501
Other Assets & Liabilities, Net		(85,139,438)
Net Assets		2,536,662,063

Columbia Acorn® Fund | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2025. The total market value of securities on loan at September 30, 2025 was $77,116,531.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	28,748,849	450,654,275	(432,593,094)	439	46,810,469	(47)	1,090,892	46,824,516
GCM Grosvenor, Inc., Class A
	60,670,978	1,799,376	(6,490,418)	(1,176,173)	54,803,763	506,253	1,613,625	4,540,494
Total	89,419,827			(1,175,734)	101,614,232	506,206	2,704,517

(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2025, the total value of these securities amounted to $92,898, which represents less than 0.01% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2025, the total market value of these securities amounted to $92,898, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	92,898

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(h)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Acorn® Fund | 2025

Portfolio of Investments
Columbia Acorn International®, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Australia 4.0%
CAR Group Ltd.	845,076	20,552,905
Pro Medicus Ltd.	70,767	14,407,863
Total		34,960,768
Canada 0.5%
CCL Industries, Inc., Class B	78,617	4,431,068
China 1.1%
Silergy Corp.	1,138,000	9,691,898
Finland 3.0%
Konecranes OYJ	139,832	11,576,578
Valmet OYJ(a)	442,703	14,749,820
Total		26,326,398
France 2.6%
Gaztransport Et Technigaz SA	63,347	11,763,583
Robertet SA	5,645	5,272,177
Virbac SA	16,222	6,013,458
Total		23,049,218
Germany 6.4%
Atoss Software SE	61,451	7,948,434
CTS Eventim AG & Co. KGaA	170,821	16,770,263
Hypoport SE(b)	74,680	12,125,966
Nemetschek SE	146,401	19,105,557
Total		55,950,220
Greece 1.1%
National Bank of Greece SA	631,579	9,196,701
Ireland 2.4%
Bank of Ireland Group PLC	1,264,765	20,941,117
Italy 3.2%
Amplifon SpA	505,218	8,240,189
Carel Industries SpA	241,694	6,352,141
Prysmian SpA	138,280	13,761,832
Total		28,354,162
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 36.5%
BayCurrent, Inc.	116,500	6,846,356
Capcom Co., Ltd.	840,500	22,820,424
Disco Corp.	57,700	18,091,288
Gunma Bank Ltd. (The)	1,030,400	11,456,202
Kakaku.com, Inc.	847,000	14,547,111
Kokusai Electric Corp.	587,400	16,661,583
Kraftia Corp.	304,200	14,713,118
Kyoritsu Maintenance Co., Ltd.(a)	607,100	13,119,899
MatsukiyoCocokara & Co.	397,500	8,074,450
Nippon Sanso Holdings Corp.	432,900	15,331,469
Nissin Foods Holdings Co., Ltd.(a)	363,100	6,839,223
Niterra Co., Ltd.	654,200	25,235,308
Nomura Real Estate Holdings, Inc.	2,734,500	17,425,889
Obic Co., Ltd.	414,500	14,446,736
Omron Corp.	409,300	11,234,238
Recruit Holdings Co., Ltd.	181,400	9,752,767
Sanwa Holdings Corp.	400,700	11,455,414
Sekisui Chemical Co., Ltd.	720,000	13,403,996
Simplex Holdings, Inc.	600,100	17,611,611
Sundrug Co., Ltd.	177,000	5,190,851
Suntory Beverage & Food Ltd.	595,100	18,599,211
Taisei Corp.	276,700	19,014,078
Yaskawa Electric Corp.	354,900	7,554,824
Total		319,426,046
Luxembourg 0.8%
CVC Capital Partners PLC(c)	391,081	6,828,751
Mexico 1.0%
Corporación Inmobiliaria Vesta SAB de CV	3,111,111	8,827,003
Netherlands 3.4%
BE Semiconductor Industries NV	108,708	16,276,914
IMCD NV	134,189	13,908,347
Total		30,185,261
New Zealand 2.0%
Fisher & Paykel Healthcare Corp., Ltd.	819,257	17,597,425

Columbia Acorn International® | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 0.5%
Viscofan SA	58,992	4,025,315
Sweden 4.7%
AddTech AB, B Shares	315,479	10,262,610
Hexagon AB, Class B	1,648,513	19,671,959
Munters Group AB	478,905	5,732,560
Thule Group AB	208,458	5,129,356
Total		40,796,485
Switzerland 4.8%
Belimo Holding AG, Registered Shares	12,549	13,197,861
Inficon Holding AG, Registered Shares	60,601	7,189,671
Interroll Holding AG, Registered Shares	1,427	4,472,174
Kardex Holding AG	24,629	9,623,413
VAT Group AG	19,160	7,648,049
Total		42,131,168
United Kingdom 18.3%
Ashtead Group PLC	196,308	13,164,690
Auto Trader Group PLC	1,794,959	19,068,367
Babcock International Group PLC	1,053,570	18,954,245
Baltic Classifieds Group PLC	2,676,145	11,157,357
ConvaTec Group PLC	4,036,411	12,602,706
Halma PLC	457,501	21,297,024
Common Stocks (continued)
Issuer	Shares	Value ($)
Howden Joinery Group PLC	1,131,973	12,878,323
ICG PLC	784,412	23,550,777
Rightmove PLC	1,811,175	17,296,449
Safestore Holdings PLC	1,099,285	9,728,059
Total		159,697,997
United States 3.2%
CRH PLC	138,047	16,655,169
Interparfums, Inc.	116,341	11,445,628
Total		28,100,797
Total Common Stocks (Cost $623,472,955)		870,517,798

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(d),(e)	6,895,635	6,893,566
Dreyfus Government Cash Management Fund, Institutional Shares, 4.041%(d),(f)	28,808,874	28,808,874
Total Money Market Funds (Cost $35,701,991)		35,702,440
Total Investments in Securities (Cost $659,174,946)		906,220,238
Other Assets & Liabilities, Net		(31,437,086)
Net Assets		$874,783,152
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2025. The total market value of securities on loan at September 30, 2025 was $27,261,784.
(b)	Non-income producing investment.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $6,828,751, which represents 0.78% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	3,715,484	143,719,183	(140,541,550)	449	6,893,566	(2,834)	281,085	6,895,635

(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Acorn International® | 2025

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 1.2%
CSL Ltd.	19,170	2,521,742
Canada 0.5%
Shopify, Inc., Class A(a)	6,966	1,034,914
Denmark 1.6%
Novo Nordisk A/S, Class B	59,175	3,294,963
Finland 0.7%
Konecranes OYJ	17,648	1,461,064
France 16.9%
Airbus Group SE	26,349	6,153,176
Cie de Saint-Gobain SA	22,488	2,436,610
EssilorLuxottica SA	11,484	3,740,957
L’Oreal SA	6,884	2,991,009
LVMH Moet Hennessy Louis Vuitton SE	8,139	5,008,589
Publicis Groupe SA	44,604	4,292,390
Schneider Electric SE	29,845	8,400,535
TotalEnergies SE	21,939	1,336,275
Total		34,359,541
Germany 7.7%
Adidas AG	22,562	4,780,469
Deutsche Telekom AG, Registered Shares	123,264	4,199,539
Nemetschek SE	25,067	3,271,282
SAP SE	12,455	3,335,041
Total		15,586,331
Ireland 3.1%
Bank of Ireland Group PLC	381,479	6,316,269
Italy 1.5%
Prysmian SpA	30,649	3,050,234
Japan 28.4%
BayCurrent, Inc.	26,300	1,545,572
Capcom Co., Ltd.	212,900	5,780,450
Daikin Industries Ltd.	20,000	2,305,242
Disco Corp.	12,700	3,981,965
Gunma Bank Ltd. (The)	335,300	3,727,935
Kokusai Electric Corp.	100,600	2,853,516
MatsukiyoCocokara & Co.	117,200	2,380,693
Common Stocks (continued)
Issuer	Shares	Value ($)
Niterra Co., Ltd.	98,300	3,791,854
Nomura Real Estate Holdings, Inc.	322,000	2,051,979
Omron Corp.	98,800	2,711,807
ORIX Corp.	136,100	3,572,079
Recruit Holdings Co., Ltd.	59,500	3,198,951
Shimadzu Corp.	54,900	1,384,441
Sony Financial Holdings, Inc.(a)	166,500	184,644
Sony Group Corp.	166,500	4,786,326
Suntory Beverage & Food Ltd.	125,800	3,931,744
Taisei Corp.	69,400	4,768,981
Tokyo Electron Ltd.	18,400	3,261,712
Yaskawa Electric Corp.	80,700	1,717,876
Total		57,937,767
Netherlands 3.9%
ASML Holding NV	6,671	6,505,473
IMCD NV	14,131	1,464,642
Total		7,970,115
New Zealand 1.0%
Fisher & Paykel Healthcare Corp., Ltd.	89,689	1,926,496
Spain 2.3%
Industria de Diseno Textil SA	83,602	4,626,856
Switzerland 5.9%
Belimo Holding AG, Registered Shares	1,722	1,811,038
Interroll Holding AG, Registered Shares	323	1,012,272
Lonza Group AG, Registered Shares	5,084	3,399,358
Nestlé SA, Registered Shares	46,461	4,266,757
VAT Group AG	3,930	1,568,728
Total		12,058,153
United Kingdom 22.1%
3i Group PLC	115,540	6,368,909
Ashtead Group PLC	38,222	2,563,221
Auto Trader Group PLC	177,233	1,882,797
Babcock International Group PLC	161,224	2,900,499
BT Group PLC	1,857,140	4,777,858
ConvaTec Group PLC	665,130	2,076,706
Halma PLC	44,904	2,090,316

Columbia Acorn International SelectSM | 2025

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Howden Joinery Group PLC	285,015	3,242,582
ICG PLC	150,106	4,506,704
London Stock Exchange Group PLC	29,163	3,344,504
Reckitt Benckiser Group PLC	44,362	3,415,964
Rightmove PLC	235,662	2,250,537
Rio Tinto PLC	23,486	1,547,785
Standard Chartered PLC	210,961	4,094,240
Total		45,062,622
United States 2.2%
CRH PLC	36,450	4,397,639
Total Common Stocks (Cost $163,183,331)		201,604,706

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	1,250,788	1,250,413
Total Money Market Funds (Cost $1,250,413)		1,250,413
Total Investments in Securities (Cost $164,433,744)		202,855,119
Other Assets & Liabilities, Net		833,898
Net Assets		$203,689,017
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	2,828,723	27,840,337	(29,418,448)	(199)	1,250,413	385	80,066	1,250,788
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Acorn International SelectSM | 2025

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 23.8%
	Shares	Value ($)
U.S. Large Cap 23.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,306,826	96,402,266
Columbia Cornerstone Growth Fund, Institutional 3 Class(a),(b)	433,851	38,235,297
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	3,187,151	96,411,307
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,317,721	77,178,905
Total		308,227,775
Total Equity Funds (Cost $226,014,041)		308,227,775

Exchange-Traded Equity Funds 6.0%

U.S. Large Cap 6.0%
Columbia Research Enhanced Core ETF(a)	1,920,445	77,489,956
Total Exchange-Traded Equity Funds (Cost $58,097,131)		77,489,956

Exchange-Traded Fixed Income Funds 6.9%

Multisector 6.9%
Columbia Diversified Fixed Income Allocation ETF(a)	4,870,408	89,859,027
Total Exchange-Traded Fixed Income Funds (Cost $88,510,362)		89,859,027

Fixed Income Funds 62.9%
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,033,245	90,133,014
Investment Grade 55.9%
Columbia Quality Income Fund, Institutional 3 Class(a)	7,400,462	135,502,459
Columbia Select Corporate Income Fund, Institutional 3 Class(a)	19,466,281	181,231,076
Columbia Total Return Bond Fund, Institutional 3 Class(a)	7,283,031	225,773,960
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	17,935,658	180,432,720
Total		722,940,215
Total Fixed Income Funds (Cost $786,609,480)		813,073,229

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 4.265%(a),(c)	5,294,242	5,292,654
Total Money Market Funds (Cost $5,291,595)		5,292,654
Total Investments in Securities (Cost: $1,164,522,609)		1,293,942,641
Other Assets & Liabilities, Net		(459,510)
Net Assets		1,293,483,131
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	74,265,906	99,398,700	(94,303,457)	17,041,117	96,402,266	—	8,511,977	—	2,306,826
Columbia Cornerstone Growth Fund, Institutional 3 Class
	29,688,679	41,570,614	(38,873,941)	5,849,945	38,235,297	—	5,523,954	—	433,851
Columbia Diversified Fixed Income Allocation ETF
	89,144,643	37,096,407	(41,659,823)	5,277,800	89,859,027	—	(1,358,716)	2,488,417	4,870,408
Columbia High Yield Bond Fund, Institutional 3 Class
	90,169,866	38,292,878	(40,228,946)	1,899,216	90,133,014	—	(469,286)	3,479,348	8,033,245

Columbia Thermostat FundSM | 2025

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	74,525,468	101,172,397	(94,343,976)	15,057,418	96,411,307	3,335,563	4,805,658	215,721	3,187,151
Columbia Large Cap Index Fund, Institutional 3 Class
	59,756,842	88,638,813	(76,965,190)	5,748,440	77,178,905	10,553,819	3,457,371	186,589	1,317,721
Columbia Quality Income Fund, Institutional 3 Class
	134,970,124	60,838,040	(74,598,083)	14,292,378	135,502,459	—	(7,458,298)	3,793,864	7,400,462
Columbia Research Enhanced Core ETF
	29,495,409	98,503,963	(63,504,560)	12,995,144	77,489,956	—	7,169,563	—	1,920,445
Columbia Select Corporate Income Fund, Institutional 3 Class
	180,071,090	79,834,886	(87,131,381)	8,456,481	181,231,076	—	(3,311,180)	5,461,955	19,466,281
Columbia Short-Term Cash Fund, 4.265%
	3,388,538	105,209,770	(103,306,712)	1,058	5,292,654	—	(606)	166,735	5,294,242
Columbia Small Cap Index Fund, Institutional 3 Class
	28,668,806	41,403,621	(70,048,921)	(23,506)	—	—	(2,602,376)	—	—
Columbia Total Return Bond Fund, Institutional 3 Class
	225,118,342	101,791,930	(110,493,648)	9,357,336	225,773,960	—	(649,921)	7,295,336	7,283,031
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	179,923,815	82,386,776	(88,846,216)	6,968,345	180,432,720	—	(1,911,855)	4,183,839	17,935,658
Total	1,199,187,528			102,921,172	1,293,942,641	13,889,382	11,706,285	27,271,804

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Thermostat FundSM | 2025

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.8%
Issuer	Shares	Value ($)
Austria 4.6%
BAWAG Group AG(a)	3,697	487,387
DO & CO AG	3,054	797,424
Wienerberger AG	16,656	539,227
Total		1,824,038
Belgium 1.5%
Elia Group SA/NV	3,355	387,607
Warehouses De Pauw CVA	8,004	200,656
Total		588,263
Denmark 0.9%
NKT A/S(a)	3,753	365,013
Finland 2.4%
Konecranes OYJ	8,860	733,512
Valmet OYJ(b)	5,770	192,243
Total		925,755
France 13.3%
Elis SA	41,791	1,206,266
Exosens SAS	5,035	255,645
Gaztransport Et Technigaz SA	3,119	579,201
Nexans SA	6,963	1,036,886
SCOR SE	12,099	427,895
SPIE SA	13,495	729,561
Technip Energies NV	12,677	598,274
Virbac SA	1,087	402,948
Total		5,236,676
Germany 9.2%
AlzChem Group AG	1,460	258,376
Bilfinger SE	5,927	654,677
CTS Eventim AG & Co. KGaA	7,282	714,907
flatexDEGIRO AG	24,735	812,581
IONOS Group SE(a)	8,517	398,586
Renk Group AG	5,658	585,732
Schott Pharma AG & Co., KGaA	7,298	181,721
Total		3,606,580
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 3.9%
Alpha Bank SA	146,023	621,043
JUMBO SA	5,366	184,085
Piraeus Financial Holdings SA(a)	85,976	730,299
Total		1,535,427
Ireland 4.4%
Cairn Homes PLC	260,946	586,993
Glanbia PLC	26,109	430,267
Irish Continental Group PLC	62,195	422,211
Uniphar PLC	66,661	309,808
Total		1,749,279
Italy 5.8%
Buzzi SpA	9,911	546,145
Carel Industries SpA	8,204	215,616
De’ Longhi SpA	11,518	417,679
Hera	136,724	615,605
Intercos SpA	14,463	205,122
Reply SpA	1,938	276,640
Total		2,276,807
Jersey 2.2%
JTC PLC	48,403	862,280
Netherlands 3.1%
BE Semiconductor Industries NV	1,374	205,730
CTP NV(c)	37,079	827,456
Van Lanschot Kempen NV	3,330	199,067
Total		1,232,253
Norway 2.7%
SalMar ASA	7,210	385,544
Storebrand ASA	45,228	691,258
Total		1,076,802
Portugal 2.0%
Banco Comercial Portugues SA	906,027	804,321

Columbia Acorn European FundSM | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 2.8%
Fluidra SA	19,585	532,768
Vidrala SA	3,505	371,211
Viscofan SA	2,851	194,538
Total		1,098,517
Sweden 3.0%
Avanza Bank Holding AB	10,666	396,064
Hexpol AB	40,613	365,211
Nordnet AB	14,149	411,278
Total		1,172,553
Switzerland 5.1%
Accelleron Industries AG	2,899	245,501
Burckhardt Compression Holding AG	387	301,533
Galenica AG	2,700	293,918
Huber + Suhner AG, Registered Shares	1,154	198,359
Kardex Holding AG	979	382,530
R&S Group Holding AG(a)	16,333	573,521
Total		1,995,362
United Kingdom 30.9%
4imprint Group PLC	4,587	199,757
Allfunds Group PLC	73,583	549,236
Avon Technologies PLC	8,384	239,607
Babcock International Group PLC	19,863	357,345
Baltic Classifieds Group PLC	46,394	193,425
Beazley PLC	47,786	584,422
Breedon Group PLC	90,984	439,533
Bridgepoint Group Ltd., Registered Shares(c)	87,374	358,403
Capital & Counties Properties PLC	304,142	581,754
Chemring Group PLC	88,929	706,324
Clarkson PLC	4,487	222,085
ConvaTec Group PLC	154,772	483,238
CVS Group PLC	34,972	588,217
discoverIE Group plc	28,784	229,947
Common Stocks (continued)
Issuer	Shares	Value ($)
Genus PLC	16,191	518,505
GlobalData PLC	137,477	228,892
Howden Joinery Group PLC	32,792	373,071
ICG PLC	14,484	434,860
IG Group Holdings PLC	28,279	410,154
IMI PLC	13,505	417,126
LondonMetric Property PLC	310,981	761,917
Moonpig Group PLC	198,126	604,863
Quilter PLC(c)	294,791	658,924
Rightmove PLC	22,024	210,326
Rotork PLC	88,775	405,867
Safestore Holdings PLC	89,059	788,123
SigmaRoc PLC(a)	292,607	475,966
YouGov PLC	38,824	156,382
Total		12,178,269
Total Common Stocks (Cost $32,696,636)		38,528,195

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Germany 0.4%
FUCHS SE	3,564	159,801
Total Preferred Stocks (Cost $163,916)		159,801

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(d),(e)	460,982	460,843
Dreyfus Government Cash Management Fund, Institutional Shares, 4.041%(d),(f)	184,505	184,505
Total Money Market Funds (Cost $645,284)		645,348
Total Investments in Securities (Cost $33,505,836)		39,333,344
Other Assets & Liabilities, Net		64,094
Net Assets		$39,397,438
Columbia Acorn European FundSM | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2025. The total market value of securities on loan at September 30, 2025 was $172,328.
(c)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $1,844,783, which represents 4.68% of total net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	361,715	15,031,499	(14,932,435)	64	460,843	(73)	14,660	460,982

(f)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Acorn European FundSM | 2025

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3QT110_12_R01_(11/25)